Inventories (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
InventoriesLineItems [Line Items]
Current raw materials	€ 2,565	€ 2,588
Other current inventories	56	69
Inventories pledged as security for liabilities	86	82
Increase decrease through gross value changes,inventories	314	(29)
Loss provisions,inventories in exploration and evaluation assets	245
Other [Member]
InventoriesLineItems [Line Items]
Current raw materials	1,640	1,903
Other current inventories	56	69
Level 1 Of Fair Value Hierarchy [Member]
InventoriesLineItems [Line Items]
Other current inventories	56	69
Exploration & Production Segment [Member]
InventoriesLineItems [Line Items]
Current raw materials	1,441	€ 1,699
Loss provisions,inventories in exploration and evaluation assets	191
Refining & Marketing segment [member]
InventoriesLineItems [Line Items]
Increase decrease through gross value changes,inventories	192
Chemical [member]
InventoriesLineItems [Line Items]
Increase decrease through gross value changes,inventories	€ 129